Investments	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments

4.    INVESTMENTS

Short-term Investments

As of December 31, 2015, all of the short-term held-to-maturity investments were time deposits in commercial banks with a maturity of less than one year. The short-term available-for-sale investments are debt securities with a maturity of less than one year purchased from commercial banks and other financial institutions, and equity securities of a publicly listed company.

During the years ended December 31, 2013, 2014 and 2015, the Company recorded interest income from its short-term investments of RMB1.07 billion, RMB1.81 billion and RMB2.20 billion (US$339.20 million) in the consolidated statements of comprehensive income, respectively.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments, held-to-maturity investments with original and remaining maturities of greater than 12 months and available-for-sale investments.

Cost method investments

The carrying amount of cost method investments was RMB1.74 billion and RMB7.30 billion (US$1.13 billion) as of December 31, 2014 and 2015, respectively. The increase is primarily due to additional equity investments in the form of preferred shares in 2015. The Company’s investments in preferred shares of the investees are not considered in-substance common stock since these preferred shares contain terms such as dividend and liquidation preferences over ordinary shares. In addition, the preferred shares do not have readily determinable fair values. As a result, these investments in preferred shares are accounted for under the cost method.

Equity method investments

Equity Investment in Ctrip. On October 26, 2015, the Company completed a share exchange transaction with Ctrip (“Ctrip transaction”), a company engaged in the online travelling business. The Company exchanged its beneficially owned 178,702,519 Class A ordinary shares and 11,450,000 Class B ordinary shares of its majority-owned subsidiary Qunar in exchange for 11,488,381 newly-issued ordinary shares of Ctrip. Subsequent to the transaction, the Company lost control over Qunar and owned 24.39% equity interests in Ctrip when combined with the Ctrip ADS previously acquired in the open market in 2013. The Company accounts for the investment in Ctrip as an equity method investment in accordance with ASC 323 due to its significant influence over the entity. The Company recorded the investment in Ctrip at the fair value of the shares acquired on the closing date of the Ctrip transaction. The Company recognized a total gain of RMB24.42 billion (US$3.77 billion) from the Ctrip transaction in “Other income, net” in the consolidated statements of comprehensive income for the year ended December 31, 2015. The deconsolidation of Qunar did not meet the definition of a discontinued operation in accordance with ASC subtopic 205-20 (“ASC 205-20”), Presentation of Financial Statements – Discontinued Operations, as the disposal of Qunar did not represent a shift in the Company’s strategy.

Through this transaction, the Company strengthened its position in the online travelling business of the online to offline marketplace. The carrying amount of the Ctrip investment in excess of the Company’s proportionate interest in Ctrip is recognized as equity method goodwill, intangible assets and related deferred income tax expenses.

	RMB	US$
	(In thousands)
Carrying value of investment in Ctrip	26,662,337	4,115,956
Proportionate share of net assets of Ctrip	(8,550,531)	(1,319,975)

Excess of carrying value of investment over proportionate share of net assets	18,111,806	2,795,981

The excess carrying value has been primarily assigned to:
Goodwill	15,563,126	2,402,533
Intangible assets	2,845,081	439,205
Deferred income taxes	(283,187)	(43,716)
Property, plant and equipment	52,323	8,077
Land use rights	13,487	2,082
Equity investments	(79,024)	(12,200)

Total	18,111,806	2,795,981

As the financial statements of Ctrip may not be available in timely manner for the Company to apply the equity method, the Company elects to record its share of the profits or losses of Ctrip on a quarter lag basis. When reporting its proportionate share of profits or losses of Ctrip, the Company will adjust for its basis difference related to the amortization of intangible assets and deferred income taxes discussed above.

The following tables set forth the summarized financial information of Ctrip:

	As of September 30,*
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Current assets	16,194,113	25,750,458	3,975,186
Non-current assets	12,073,373	23,500,517	3,627,855
Current liabilities	10,253,664	18,873,779	2,913,609
Non-current liabilities	8,051,191	17,492,002	2,700,300
Noncontrolling interests	536,042	1,063,306	164,146

	For the six months ended September 30,*	For the twelve months ended September 30,*
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	2,960,637	7,280,123	10,484,967	1,618,600
Gross profit	2,097,599	4,962,670	7,072,995	1,091,882
Income (loss) from operations	495,482	433,052	(115,056)	(17,762)
Net income	540,651	625,520	2,052,526	316,855
Net income attributable to the investees	583,369	728,644	2,207,503	340,780

*	The Company adopted an one-quarter lag in reporting its share of equity income in Ctrip

In accordance with ASC 323, when Baidu obtained the ability to exercise significant influence over Ctrip that was previously accounted for at fair value as an available-for-sale equity investment in accordance with ASC 320, the investment and results of operations in prior years were adjusted retrospectively on a step-by-step basis as if the equity method had been in effect during all previous years in which the investment was held.

The retrospective effects of applying the equity method of accounting to the consolidated statements of balance sheets and the consolidated statements of comprehensive income are as follows:

	As of December 31, 2014
	As originally reported	As adjusted for retrospective application
	RMB	RMB
	(In thousands)
Short-term investments	43,818,037	42,698,831
Long-term investments, net	2,878,922	3,544,923
Additional paid-in capital	3,633,919	3,650,601
Retained earnings	47,659,772	47,701,326
Accumulated other comprehensive income (loss)	231,923	(279,518)

	For the year ended December 31, 2013		For the year ended December 31, 2014
	As originally reported	As adjusted for retrospective application	As originally reported	As adjusted for retrospective application
	RMB	RMB	RMB	RMB
	(In thousands)
Income (loss) from equity method investments	(5,806)	22,578	(26,952)	(19,943)
Other, net	186,023	189,330	257,704	260,558
Net income	10,356,086	10,387,777	12,243,371	12,253,234

As of December 31, 2014 and 2015, the Company holds several other equity method investments besides Ctrip through its subsidiaries or VIEs, all of which were accounted for under the equity method since the Company can exercise significant influence but does not own a majority equity interest in or control them. The carrying amount of all of the equity method investments was RMB869.15 million and RMB28.54 billion (US$4.41 billion) as of December 31, 2014 and 2015, respectively. The Company excluded the summarized information for these other equity method investments, as the other equity investees were insignificant for all the years presented.

Long-term held-to-maturity investments were time deposits in commercial banks with original and remaining maturities of greater than one year. The held-to-maturity investments are stated at amortized cost. Long-term available-for-sale equity investments represent investments in the equity securities of publicly listed companies. As the Company does not have significant influence over the investees, the investments were classified as available-for-sale and reported at fair value.

The methodology used in the determination of fair values for held-to-maturity investments and available-for-sale investments were summarized in Note 21.

The total impairment charges on long-term investments were RMB17.52 million, RMB93.42 million and RMB116.98 million (US$18.06 million) for the years ended December 31, 2013, 2014 and 2015, respectively.

The short-term held-to-maturity debt investments as well as the short-term available-for-sale investments will mature within one year; whereas the long-term held-to-maturity debt investments as well as the long-term available-for-sale debt investments will mature after one year through five years.

	As of December 31, 2014
	Cost or amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	38,159,394	104,718	(15,389)			38,248,723
Adjustable-rate investments	60,290	—	(771)			59,519
Available-for-sale investments
Fixed-rate debt investments	2,854,682			10,414		2,865,096
Adjustable-rate debt investments	1,568,812				(269)	1,568,543
Equity investments	42,137			3,371		45,508
Long-term investments:
Held-to-maturity investments
Fixed-rate investments	545,930	—	(14,612)			531,318
Available-for-sale investments
Debt investment	272,680			—		272,680
Equity investment	124,000				(8,079)	115,921

	As of December 31, 2015
	Cost or amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	36,942,840	197,848	(6,592)			37,134,096	5,732,517
Available-for-sale investments
Fixed-rate debt investments	6,872,077			86,322		6,958,399	1,074,192
Adjustable-rate debt investments	13,137,500			187,885		13,325,385	2,057,085
Equity investment	600,543			142,075		742,618	114,640
Long-term investments:
Held-to-maturity investments
Fixed-rate investments	1,838,953		(32,507)			1,806,446	278,867
Available-for-sale investments
Equity investments	322,269				(45,304)	276,965	42,756